INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE	The components of the income tax expense are as follows:
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Current	$-	$-	$7,243
Deferred	-	-	-
Total	$-	$-	$7,243

SCHEDULE OF PROVISION AND EFFECTIVE TAX RATES

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2021, 2020, and 2019 and the Company’s effective income tax expenses is as follows:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
(Loss) before income taxes	$(2,145,530)	$(9,075,353)	$(61,988,515)
PRC statutory EIT rate	25%	25%	25%
Income tax (benefit) computed at statutory EIT rate	(536,383)	(2,268,838)	(15,497,129)
Reconciling items:
Valuation allowance	-	-	1,798,398
Effect of tax holidays	-	109,630	93,455
Temporary difference	536,383	2,133,790	13,369,701
Permanent difference	-	25,418	242,818
Income tax (benefit) expense	$-	$-	$7,243

SCHEDULE OF DEFERRED TAX ASSET

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	As of December 31, 2021	As of December 31, 2020

Deferred income tax assets
Net operating loss carry forwards	$-	$-
Total Deferred income tax assets	-	-
Less: Valuation allowance	-	-
Net deferred income tax assets	$-	$-

	As of December 31, 2021	As of December 31, 2020
Deferred income tax liabilities
Intangible assets from business combination	$-	$-
Total deferred income tax liabilities	$-	$-

Freight App Inc [Member]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE

Income tax expense consists of the following components:

	December 31, 2021	December 31, 2020
Current
Federal	$-	$-
State	-	-
Foreign	40,264	23,051
Total Current	40,264	23,051
	-	-
Deferred
Federal	$-	$-
State	-	-
Total Deferred	-	-

Income tax expense	$40,264	$23,051

SCHEDULE OF PROVISION AND EFFECTIVE TAX RATES

The Company’s provision for income taxes for the years ended December 31, 2021 and 2020 is based on the estimated annual effective tax rate, plus discrete items. The following table presents the provision for income taxes and the effective tax rates for and years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Loss before income tax provision	$(8,160,541)	$(5,828,925)
Income tax provision	40,264	23,051
Effective tax rate	-0.49%	-0.40%

SCHEDULE OF RECONCILIATION EFFECTIVE AND STATUTORY TAX RATE

Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

	December 31, 2021
Income tax expense (benefit) at federal statutory rate	$(1,713,714)	21.00%
State and local income taxes net of federal tax benefit	(21,754)	0.27%
Change in valuation allowance	2,295,280	-28.13%
Return to provision adjustments	5,119	-0.06%
Permanent differences	(528,281)	6.47%
Other - net	3,614	-0.04%
Income tax expense (benefit)	$40,264	-0.49%

SCHEDULE OF TAX CUTS AND JOBS ACT NET OPERATING LOSS
12/31/2035	$35,945
12/31/2036	836,622
12/31/2037	1,922,017
Indefinite	19,341,149
Total	$22,135,733

SCHEDULE OF DEFERRED TAX ASSET

Temporary differences which give rise to a significant portion of deferred tax assets are as follows:

	December 31, 2021	December 31, 2020
Accrued expenses	$214,397	$9,456
Fixed and intangible assets	(75,900)	(93,694)
Allowance for doubtful accounts	16,678	-
Warrant amortization	96,165	-
Net operating loss - Federal	4,648,504	2,707,117
Net operating loss - States	134,113	115,798
	5,033,957	2,738,677
Less: Valuation allowance	(5,033,957)	(2,738,677)
Net deferred tax asset	$-	$-